Subsequent events (Details)										12 Months Ended
	Apr. 27, 2020 CNY (¥) item	Mar. 23, 2020 USD ($) shares	Jan. 06, 2020 CNY (¥) item	Mar. 18, 2019 CNY (¥) item	Feb. 26, 2019 CNY (¥) item	Sep. 19, 2018 USD ($) shares	Aug. 20, 2018	Aug. 16, 2018	Aug. 01, 2018 CNY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Apr. 27, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Apr. 03, 2020 USD ($)	Jan. 06, 2020 USD ($)	Jan. 02, 2020 CNY (¥)	Nov. 29, 2019 CNY (¥)	Nov. 29, 2019 USD ($)	Mar. 18, 2019 USD ($)	Feb. 26, 2019 USD ($)	Aug. 01, 2018 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Collateral Amount | $											$ 7,139,561
Percentage of ownership interest										100.00%
Amount of maximum borrowing capacity | $											7,139,561
Issuance of common stock for service | $		$ 35,592				$ 243,000				$ 0	$ 243,000	$ 0
Issuance of common stock for service (in shares) | shares						150,000
Fuquan Chengwang [Member]
Subsequent Event [Line Items]
Amount of investment																		¥ 46,323,000	$ 6,650,000
Percentage of ownership interest										100.00%								18.00%	18.00%
Tantech [Member]
Subsequent Event [Line Items]
Percentage of ownership interest										18.00%
Jingning Meizhongkuang [Member]
Subsequent Event [Line Items]
Percentage of ownership interest										18.00%
Jingning Zhonggang [Member]
Subsequent Event [Line Items]
Percentage of ownership interest										82.00%
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Amount of borrowing				¥ 18,780,000																$ 2,696,808
Debt Instrument, Term				1 year			7 months	7 months
Annual interest rate				6.05%																6.05%
Number of Guarantors				3							2
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal
Subsequent Event [Line Items]
Amount of borrowing					¥ 10,000,000				¥ 13,000,000												$ 1,436,000	$ 1,966,900
Debt Instrument, Term					1 year				7 months
Annual interest rate					4.35%				6.10%												4.35%	6.10%
Number of Guarantors					2				2
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of investment														¥ 46,500,000	$ 6,600,000
Issuance of common stock for service (in shares) | shares		33,812
Amortization period		6 months
Subsequent Event [Member] | Jikang Energy [Member]
Subsequent Event [Line Items]
Authorized share capital | ¥																	¥ 5,000,000
Subsequent Event [Member] | Fuquan Chengwang [Member]
Subsequent Event [Line Items]
Percentage of ownership interest														18.00%	18.00%
Subsequent Event [Member] | Jingning Meizhongkuang [Member]
Subsequent Event [Line Items]
Percentage of ownership interest														14.76%	14.76%
Equity Interest														18.00%	18.00%
Subsequent Event [Member] | Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member] | Notes Payable to Banks [Member]
Subsequent Event [Line Items]
Amount of borrowing			¥ 17,780,000													$ 2,600,000
Annual interest rate			5.88%													5.88%
Debt Instrument, Collateral Amount			¥ 25,960,000													$ 3,700,000
Number of Guarantors			3
Amount of maximum borrowing capacity			¥ 25,960,000													3,700,000
Subsequent Event [Member] | Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal | Notes Payable to Banks [Member]
Subsequent Event [Line Items]
Amount of borrowing			¥ 10,000,000													$ 1,400,000
Annual interest rate			4.00%													4.00%
Debt Instrument, Collateral Amount			¥ 10,000,000													$ 1,400,000
Number of Guarantors			2
Amount of maximum borrowing capacity			¥ 10,000,000													$ 1,400,000
Subsequent Event [Member] | Shanghai Pudong Development Bank [Member] | Tantech Bamboo [Member] | Notes Payable to Banks [Member]
Subsequent Event [Line Items]
Amount of borrowing	¥ 19,000,000												$ 2,700,000
Annual interest rate	4.785%												4.785%
Debt Instrument, Collateral Amount	¥ 29,250,000												$ 4,200,000
Number of Guarantors	3
Amount of maximum borrowing capacity	¥ 29,250,000												$ 4,200,000